INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventory

Inventory consists of:

	December 31, 2018	December 31, 2017
Raw materials and Work-in-process	$1,155,632	$1,042,367
Finished goods	1,020,930	677,762
Total	2,176,562	1,720,129
Less: reserve for obsolete inventory	72,683	61,448
Inventory, net	$2,103,879	$1,658,681